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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5407

TRUST FOR CREDIT UNIONS

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Mary-Jo Reilly, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 621-2550

Date of fiscal year end:	AUGUST 31

Date of reporting period:	November 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this Chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS
November 30, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Bank Note (1.0%)
Bank of America, N.A.
$3,000	5.650%	06/25/07	$3,000

Certificates of Deposit (12.5%)

Bank of America, N.A.
$7,000	5.330%	01/12/07	$7,000
Citibank, N.A.
12,000	5.305	01/05/07	12,000
National City Bank
5,000	5.170	03/30/07	5,000
Washington Mutual Bank
9,000	5.320	01/23/07	9,000
Wells Fargo Bank
5,000	5.600	07/19/07	5,000

Total Certificates of Deposit			$38,000

Government Agency Security (2.6%)

FNMA
$8,000	3.550%	01/12/07	$7,988

Variable Rate Obligations (a) (9.6%)

American Express Centurion Bank
$9,000	5.320%	12/18/06	$9,002
Suntrust Bank
10,000	5.290	12/01/06	10,001
Wachovia Bank, N.A.
10,000	5.327	12/29/06	9,999

Total Variable Rate Obligations			$29,002

Total Investments Before Repurchase Agreement			$77,990

Repurchase Agreement (b) (74.2%)

Joint Repurchase Agreement Account II
$225,600	5.310%	12/01/06	$225,600
Maturity Value: $225,633

Total Investments (99.9%)			$303,590

Other Assets in Excess of Liabilities—0.1%			$349

Net Assets—100%			$303,939

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2006.

(b)	Joint repurchase agreement was entered into on November 30, 2006. Additional information appears in the Notes to the Schedule of Investments section.

The amortized cost of $303,590 for the Money Market Portfolio as of November 30, 2006 also represents aggregate cost for U.S. federal income tax purposes.

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Investment Abbreviation:
FNMA—Federal National Mortgage Association

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

SCHEDULE OF INVESTMENTS
November 30, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations (70.1%)
Adjustable Rate FHLMC (a) (5.7%)
$1,109	4.822%	09/01/32	$1,122
5,505	3.892	01/01/34	5,405
3,075	4.154	09/01/34	3,051
6,560	4.439	10/01/34	6,509
1,800	4.819	11/01/34	1,793
24	4.409	08/01/35	24
5,631	4.582	08/01/35	5,567
7,700	4.456	10/01/35	7,726
9	5.182	04/01/36	9
6,700	5.204	05/01/36	6,810

Total Adjustable Rate FHLMC			$38,016

Adjustable Rate FNMA (a) (25.8%)
603	6.049	05/01/32	614
887	6.775	09/01/32	906
773	4.736	10/01/32	780
1,781	4.401	01/01/33	1,794
1,941	4.653	01/01/33	1,954
2,489	4.214	02/01/33	2,485
3,606	3.978	04/01/33	3,561
1,815	4.179	04/01/33	1,813
3,041	4.395	04/01/33	3,053
5,273	3.846	07/01/33	5,192
4,187	3.873	07/01/33	4,142
3,876	4.082	08/01/33	3,824
5,806	5.279	08/01/33	5,846
3,377	3.851	10/01/33	3,372
7,281	4.335	11/01/33	7,247
869	4.551	11/01/33	869
6,714	3.960	12/01/33	6,632
6,628	4.299	12/01/33	6,551
1,531	4.464	01/01/34	1,521
1,693	4.272	02/01/34	1,678
2,121	4.334	02/01/34	2,103
5,874	4.159	03/01/34	5,792
2,950	4.340	03/01/34	2,929
4,756	3.568	04/01/34	4,767
1,782	5.005	08/01/34	1,778
4,534	4.772	10/01/34	4,533
2,908	4.419	03/01/35	2,883
6,507	4.677	04/01/35	6,456
2,939	4.215	05/01/35	2,898
6,902	4.292	05/01/35	6,820
2,882	4.299	05/01/35	2,847
9,488	4.494	05/01/35	9,406
5,289	4.756	05/01/35	5,257
7,568	4.655	06/01/35	7,556
4,981	5.062	06/01/35	4,969
6,270	4.250	08/01/35	6,140
3,585	4.498	09/01/35	3,555

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations—(Continued)
Adjustable Rate FNMA(a)—(Continued)
$7,851	4.629%	09/01/35	$7,758
1,779	4.688	10/01/35	1,760
7,094	5.305	12/01/35	7,116
6,595	5.253	02/01/36	6,582
5,562	5.111	03/01/36	5,557

Total Adjustable Rate FNMA			$173,296

Adjustable Rate GNMA (a) (0.4%)
2,822	4.500	12/20/34	$2,826

Fixed Rate FHLMC Gold (4.1%)
41	7.000	03/01/09	42
33	7.000	04/01/09	33
471	7.000	06/01/09	477
36	7.000	03/01/12	37
687	7.000	12/01/12	704
1,041	5.000	12/01/13	1,039
1,125	4.000	01/01/14	1,093
50	8.000	07/01/14	53
11,939	4.500	03/01/15	11,726
19	7.000	03/01/15	19
2,960	5.500	05/01/15	2,981
356	5.500	06/01/17	358
211	8.000	09/01/17	222
479	5.500	10/01/17	482
1,061	8.000	11/01/17	1,119
1,117	5.500	03/01/18	1,124
594	5.500	04/01/18	598
867	6.500	05/01/18	893
72	6.000	10/01/18	73
20	6.000	11/01/18	21
4,199	5.500	02/01/19	4,222
160	6.500	12/01/29	165

Total Fixed Rate FHLMC Gold			$27,481

Fixed Rate FNMA (7.8%)
278	6.500	09/01/08	278
188	6.000	12/01/08	189
12	7.500	09/01/10	12
3,521	6.000	01/01/12	3,575
977	6.000	04/01/12	992
1,292	6.000	05/01/12	1,312
1,810	6.000	06/01/12	1,839
68	7.500	07/01/12	71
3,501	6.000	09/01/12	3,558
332	5.000	11/01/12	331
5,950	5.500	01/01/13	5,994
4	8.000	01/01/13	5
1,982	4.500	08/01/13	1,948
11,243	4.500	09/01/13	11,061
2,385	5.500	09/01/14	2,405
1,257	5.500	12/01/14	1,267

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

SCHEDULE OF INVESTMENTS—(Continued)
November 30, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Fixed Rate FNMA—(Continued)
$19	6.000%	02/01/18	$20
3,671	5.500	05/01/18	3,700
244	6.000	05/01/18	248
1,341	5.500	06/01/18	1,351
15	6.000	08/01/18	15
14	6.000	09/01/18	15
1,131	5.500	10/01/18	1,140
1,410	5.500	11/01/18	1,422
1,294	6.000	11/01/18	1,311
73	5.500	12/01/18	73
2,352	6.000	12/01/18	2,385
1,923	6.000	01/01/19	1,949
28	6.000	02/01/19	28
681	6.000	04/01/19	692
155	6.000	05/01/19	158
213	6.000	10/01/23	216
735	7.000	08/01/28	760
1,119	7.000	11/01/28	1,157
146	7.000	02/01/32	150
276	7.000	05/01/32	285
579	7.000	09/01/32	595

Total Fixed Rate FNMA			$52,507

Fixed Rate GNMA (0.1%)
3	6.000	07/15/08	3
6	6.000	08/15/08	6
109	6.000	09/15/08	109
126	6.000	10/15/08	126
19	6.000	11/15/08	19
15	6.000	12/15/08	15
40	6.000	01/15/09	40
13	6.000	02/15/09	13
17	6.000	05/15/09	17
1	8.500	12/15/09	1
84	8.500	01/15/10	88
63	8.500	02/15/10	67
25	8.500	03/15/10	28
27	8.500	04/15/10	30
13	8.500	05/15/10	13
39	8.500	06/15/10	41
15	8.500	07/15/10	15
30	8.500	08/15/10	31
25	8.500	10/15/10	26
49	8.500	11/15/10	51
50	8.500	12/15/10	52
47	8.500	09/15/11	49
74	8.500	10/15/11	77
26	8.500	03/15/12	27

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Fixed Rate GNMA—(Continued)
$54	8.500%	07/15/12	$56

Total Fixed Rate GNMA			$1,000

CMOs (26.3%)
Adjustable Rate CMOs(a) (19.6%)
Adjustable Rate Mortgage Trust Series 2004-4, Class 1A1
3,300	5.262	03/25/35	3,309
Adjustable Rate Mortgage Trust Series 2005-4, Class 1A1
5,333	4.699	08/25/35	5,357
Banc of America Funding Corp. Series 2005-F, Class 2A1
2,370	5.242	09/20/35	2,390
Banc of America Mortgage Securities Series 2004-D, Class 1A1
1,705	3.522	05/25/34	1,698
Banc of America Mortgage Securities Series 2005-G, Class 2A1
891	4.926	08/25/35	884
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-10, Class A3
5,100	4.650	10/25/35	5,088
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-9, Class A1
7,176	4.625	10/25/35	7,009
Countrywide Home Loans Series 2003-37, Class 1A1
138	5.872	08/25/33	138
First Horizon Alternative Mortgage Securities Series 2005-AA2, Class 1A1
934	5.074	03/25/35	938
First Horizon Alternative Mortgage Securities Series 2005-AA5, Class 1A1
1,619	5.315	07/25/35	1,625
First Horizon Asset Securities, Inc. Series 2004-AR2, Class 2A1
3,716	4.583	05/25/34	3,720
FNMA Series 1988-12, Class A
334	10.000	02/25/18	377
Indymac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
4,173	4.502	08/25/34	4,192
JP Morgan Mortgage Trust Series 2005-A2, Class 1A1
965	4.747	04/25/35	960
Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class 1A
1,339	6.377	07/25/33	1,346
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C
7,000	5.160	12/25/35	6,986
Salomon Brothers Mortgage Securities VII, Inc. Series 1994-20, Class A
172	7.685	12/25/24	172
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3
426	4.655	02/25/34	433

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

SCHEDULE OF INVESTMENTS—(Continued)
November 30, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

CMOs—(Continued)
Adjustable Rate CMOs(a)—(Continued)
Structured Adjustable Rate Mortgage Loan Series 2004-2, Class 2A
$779	5.103%	03/25/34	$798
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A
2,877	4.466	05/25/34	2,890
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
6,004	4.720	06/25/34	5,981
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
2,407	4.700	11/25/33	2,407
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
5,894	4.520	12/25/33	5,875
Washington Mutual Series 2003-AR6, Class A1
1,664	4.338	06/25/33	1,660
Washington Mutual, Inc. Series 2005-AR10, Class 1A3
4,000	4.837	09/25/35	4,001
Washington Mutual, Inc. Series 2005-AR12, Class 1A8
6,275	4.838	10/25/35	6,230
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR1, Class 1A1
10,477	4.544	02/25/35	10,320
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 6A3
6,051	4.999	10/25/35	6,005
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4, Class 2A2
10,102	4.525	04/25/35	9,976
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
4,634	5.606	07/25/36	4,630
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
12,850	5.091	03/25/36	12,825
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A5
6,425	5.091	03/25/36	6,417
Wells Fargo Series 2005-AR16, Class 1A1
5,114	4.977	10/25/35	5,144

Total Adjustable Rate CMOs			$131,781

Regular Floater CMOs(a) (0.1%)
FHLMC Series 1448, Class F
861	6.775	12/15/22	868
FNMA Series 1993-220, Class PF
116	4.154	09/25/13	115

Total Regular Floater CMOs			$983

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

CMOs—(Continued)
PAC CMOs (3.5%)
FHLMC Series 1506, Class PI
$2,736	6.750%	05/15/08	$2,730
FHLMC Series 1661, Class PJ
4,405	6.500	01/15/09	4,414
FHLMC Series 1720, Class PJ
559	7.250	01/15/24	566
FHLMC Series 3028, Class MB
6,999	5.000	12/15/26	6,983
FNMA REMIC Trust Series 1992-193, Class HB
1,410	6.500	11/25/07	1,411
FNMA Series 2005-87, Class CL
4,139	5.000	10/25/35	4,116
GNMA REMIC Trust Series 2001-60, Class PD
1,063	6.000	10/20/30	1,065
Residential Funding Securities Corp. Series 2003-RM2, Class AI5
1,886	8.500	05/25/33	2,023

Total PAC CMOs			$23,308

Support CMO (0.0%)
FNMA REMIC Trust Series 1993-131, Class Z
312	7.000	07/25/08	$313

Sequential Fixed Rate CMOs (3.0%)
FHLMC Series 1342, Class H
224	7.500	08/15/07	224
FHLMC Series 1980, Class Z
1,318	7.000	07/15/27	1,362
FHLMC Series 2236, Class Z
9,272	8.500	06/15/30	10,037
FHLMC Series 2417, Class VK
2,688	6.000	07/15/18	2,690
FNMA REMIC Trust Series 1992-4, Class H
39	7.500	02/25/07	39
FNMA REMIC Trust Series 1992-53, Class G
103	7.000	04/25/07	103
FNMA Series 2001-42, Class HG
732	10.000	09/25/16	810
FNMA Series G92-44, Class Z
1,920	8.000	07/25/22	2,037
GNMA REMIC Trust Series 2001-62, Class VL
2,771	6.500	11/16/17	2,790

Total Sequential Fixed Rate CMOs			$20,092

Total CMOs			$176,477

Total Mortgage-Backed Obligations			$471,603

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

SCHEDULE OF INVESTMENTS—(Continued)
November 30, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Agency Debentures (8.4%)

FFCB
$7,600	3.800%	09/07/07	$7,525
FHLB
10,000	3.030	06/12/08	9,728
FHLMC
25,000	4.480	09/19/08	24,832
FNMA
14,500	4.000	07/25/08	14,313

Total Agency Debentures			$56,398

U.S. Treasury Obligations (18.9%)
United States Treasury Notes
$85,800	4.875%	10/31/08	$86,175
40,700	4.875	08/15/09	41,053

Total U.S. Treasury Obligations			$127,228

Total Investments Before Repurchase Agreement			$655,229

Repurchase Agreement(b) (2.4%)
Joint Repurchase Agreement Account II
$15,800	5.310%	12/01/06	$15,800
Maturity Value: $15,802

Total Investments (99.8%)			$671,029

Other Assets in Excess of Liabilities—0.2%			$1,290

Net Assets—100%			$672,319

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2006.
(b)	Joint repurchase agreement was entered into on November 30, 2006. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
CMOs—Collateralized Mortgage Obligations
FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
PAC—Planned Amortization Class
REMIC—Real Estate Mortgage Investment Conduit

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

SCHEDULE OF INVESTMENTS—(Continued)
November 30, 2006
(Unaudited)
($ in Thousands)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION—At November 30, 2006, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$671,159

Gross unrealized gain	3,052
Gross unrealized loss	(3,181)

Net unrealized security loss	$(129)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS
November 30, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (42.8%)

Adjustable Rate FHLMC(a) (2.3%)
$742	4.804%	02/01/18	$733
794	5.864	11/01/18	799
3,253	6.928	11/01/19	3,358
240	6.318	11/01/22	240
246	6.491	11/01/22	246
172	7.012	10/01/24	176
448	5.840	10/01/25	451
1,214	6.597	08/01/28	1,245
176	6.487	07/01/29	176
568	6.691	05/01/31	580

Total Adjustable Rate FHLMC			$8,004

Adjustable Rate FNMA(a) (14.8%)
231	4.411	10/01/13	229
269	5.682	07/01/17	271
293	6.421	11/01/17	296
251	6.686	11/01/17	256
236	6.936	11/01/17	243
586	7.090	03/01/18	604
210	6.298	04/01/18	213
127	6.434	05/01/18	128
212	6.614	06/01/18	218
38	7.375	06/01/18	39
2,409	5.427	10/01/18	2,403
256	5.650	02/01/19	259
288	6.468	05/01/19	292
179	6.864	12/01/19	182
459	6.783	01/01/20	467
222	6.331	05/01/20	223
934	6.841	05/01/20	964
769	6.527	12/01/20	769
1,179	5.683	12/25/20	1,178
35	6.797	10/01/21	35
1,398	6.915	02/01/22	1,444
203	5.844	01/01/23	206
555	6.339	03/01/24	555
129	7.191	04/01/25	131
670	6.706	10/01/25	691
678	5.427	07/01/27	682
520	6.667	07/01/27	529
668	5.677	01/01/29	673
158	5.677	02/01/29	159
12,652	6.030	08/01/29	12,850
116	7.138	07/01/31	118
701	5.533	07/01/32	706
1,116	5.637	07/01/32	1,128
864	6.775	09/01/32	882
3,495	5.280	01/01/33	3,514
525	4.488	03/01/33	528
4,716	5.427	08/01/33	4,786

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Adjustable Rate FNMA(a)—(continued)
$2,533	3.851%	10/01/33	$2,529
4,311	3.451	04/01/34	4,312
1,007	5.527	07/01/34	1,015
1,720	5.527	08/01/34	1,733
3,893	5.527	08/01/44	3,925

Total Adjustable Rate FNMA			$52,365

Adjustable Rate GNMA(a) (4.4%)
1,448	4.500	04/20/34	1,442
5,270	4.250	06/20/34	5,216
9,043	4.750	08/20/34	9,020

Total Adjustable Rate GNMA			$15,678

Fixed Rate FHLMC (2.4%)
158	6.500	11/01/10	161
828	6.500	09/01/13	847
765	6.500	10/01/13	782
332	6.500	05/01/14	339
343	6.500	06/01/14	350
2,603	6.000	12/01/14	2,620
1,239	8.000	12/01/15	1,291
1,667	6.000	03/01/16	1,690
230	6.500	07/01/16	235

Total Fixed Rate FHLMC			$8,315

Fixed Rate FNMA (0.9%)
2,192	6.000	06/01/09	2,209
761	8.500	04/01/16	809

Total Fixed Rate FNMA			$3,018

Fixed Rate GNMA (0.0%)
163	7.000	04/15/26	$169

CMOs (18.0%)
Regular Floater CMOs(a) (8.8%)
FHLMC Series 1009, Class D
65	5.975	10/15/20	65
FHLMC Series 1066, Class P
200	6.275	04/15/21	199
FHLMC Series 1222, Class P
290	4.240	03/15/22	290
FHLMC Series 1448, Class F
369	6.775	12/15/22	372
FHLMC Series 1555, Class FA
195	6.575	08/15/08	196
FHLMC Series 1575, Class FA
606	6.875	08/15/08	610
FHLMC Series 1604, Class FC
444	4.130	11/15/08	438
FHLMC Series 1618, Class F
28	4.140	11/15/08	28
FHLMC Series 1689, Class FD
1,656	4.280	10/15/23	1,637

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS—(Continued)
November 30, 2006
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Regular Floater CMOs(a)—(Continued)
FHLMC Series 1698, Class FA
$585	6.175%	03/15/09	$588
FNMA REMIC Trust Series 1992-033, Class F
78	4.160	03/25/22	77
FNMA REMIC Trust Series 1992-137, Class F
1,346	6.344	08/25/22	1,361
FNMA REMIC Trust Series 1992-155, Class FC
370	6.194	09/25/07	370
FNMA REMIC Trust Series 1993-093, Class FB
221	5.232	05/25/08	220
FNMA REMIC Trust Series 1993-190, Class F
160	5.432	10/25/08	160
FNMA REMIC Trust Series 1998-21, Class F
771	5.320	03/25/28	756
FNMA Series 1993-027, Class F
1,645	6.494	02/25/23	1,684
FNMA Series 1993-191, Class FC
857	5.182	10/25/08	854
FNMA Series 2001-60, Class O
3,226	6.270	10/25/31	3,302
FNMA Series 2001-70, Class OF
1,075	6.270	10/25/31	1,099
FNMA Series 2001-W4, Class AV1
617	5.600	02/25/32	617
FNMA Series 2002-T7, Class A1
1,596	5.540	07/25/32	1,595
FNMA Series 2002-W2, Class AV1
1,080	5.580	06/25/32	1,080
FNMA Series 2003-T3, Class 1A
283	5.440	06/25/33	283
FNMA Series 2006-5, Class 2A1
13,171	5.701	11/25/28	13,186

Total Regular Floater CMOs			$31,067

PAC CMOs (6.1%)
FHLMC REMIC Trust Series 1432, Class H
63	7.500	12/15/07	63
FHLMC Series 1250, Class J
752	7.000	05/15/22	750
FHLMC Series 1308, Class J
66	8.500	06/15/07	66
FHLMC Series 1461, Class H
1,971	6.500	01/15/08	1,966
FHLMC Series 1475, Class K
872	7.000	02/15/08	870
FHLMC Series 1513, Class N
1,000	6.500	05/15/08	997
FHLMC Series 1685, Class G
1,561	6.000	09/15/23	1,561

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

PAC CMOs—(Continued)
FHLMC Series 1720, Class PJ
$1,117	7.250%	01/15/24	$1,133
FHLMC Series 2440, Class OU
2,770	6.500	09/15/09	2,772
FNMA REMIC Trust Series 1991-67, Class J
1,549	7.500	08/25/21	1,623
FNMA REMIC Trust Series 1992-01, Class E
4	7.500	01/25/07	4
FNMA REMIC Trust Series 1992-094, Class J
199	7.000	05/25/07	198
FNMA REMIC Trust Series 1992-175, Class PH
400	7.000	10/25/07	400
FNMA REMIC Trust Series 1993-040, Class H
875	6.800	04/25/08	878
FNMA REMIC Trust Series 1993-174, Class H
614	6.500	09/25/08	613
FNMA Series 1993-225, Class WC
2,830	6.500	12/25/13	2,909
FNMA Series 1994-51, Class PJ
383	6.500	09/25/23	383
FNMA Series 2002-16, Class LH
3,585	6.500	03/25/31	3,598
GNMA REMIC Trust Series 2001-10, Class PD
711	6.500	08/16/30	721

Total PAC CMOs			$21,505

Sequential Fixed Rate CMOs ( 2.0%)
FHLMC Series 1216, Class GC
221	7.000	03/15/07	221
FHLMC Series 1331, Class O
507	8.000	07/15/07	506
FHLMC Series 1823, Class C
936	6.000	12/15/08	939
FHLMC Series 2367, Class BC
310	6.000	04/15/16	309
FHLMC Series 2543, Class AD
690	8.500	01/15/16	708
FHLMC Series 2663, Class KV
295	6.000	04/15/12	294
FNMA REMIC Trust Series 1992-53, Class G
84	7.000	04/25/07	84
FNMA Series 2000-16, Class ZG
1,281	8.500	06/25/30	1,372
FNMA Series 2000-32, Class Z
1,716	7.500	10/18/30	1,814
FNMA Series 2002-73, Class AD
912	8.500	12/25/15	937

Total Sequential Fixed Rate CMOs			$7,184

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS—(Continued)
November 30, 2006
(Unaudited)
($ in Thousands)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations—(Continued)

Support CMO (1.1%)
FHLMC Series 1605, Class E
$3,823	6.500%		10/15/08	$3,822

Total CMOs				$63,578

Total Mortgage-Backed Obligations				$151,127

Agency Debentures (20.3%)
FHLB
$20,000	5.270	%(a)	12/13/06	$20,000
FHLMC
25,000	4.500		04/18/07	24,923
17,200	5.000		09/17/07	17,184
Small Business Administration(a)
636	6.075		03/25/14	640
Sri Lanka Aid(a)
9,000	5.670		11/01/24	8,942

Total Agency Debentures				$71,689

U.S. Treasury Obligations (4.3%)
United States Treasury Notes
$5,900	4.625%		02/29/08	$5,889
9,400	4.875		10/31/08	9,441

Total U.S. Treasury Obligations				$15,330

Total Investments Before Repurchase Agreement				$238,146

Repurchase Agreement(b) (32.6%)
Joint Repurchase Agreement Account II
$115,200	5.310%		12/01/06	$115,200
Maturity Value: $115,217

Total Investments (99.9%)				$353,346

Other Assets in Excess of Liabilities—0.1%				$177

Net Assets—100%				$353,523

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2006.

(b)	Joint repurchase agreement was entered into on November 30, 2006. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
CMOs—Collateralized Mortgage Obligations
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
PAC—Planned Amortization Class
REMIC—Real Estate Mortgage Investment Conduit

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS—(Continued)
November 30, 2006
(Unaudited)
($ in Thousands)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION—At November 30, 2006, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$354,992

Gross unrealized gain	1,642
Gross unrealized loss	(3,287)

Net unrealized security loss	$(1,645)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

TRUST FOR CREDIT UNIONS

NOTES TO THE SCHEDULE OF INVESTMENTS

November 30, 2006
(Unaudited)
($ in Thousands)

INVESTMENT VALUATION—For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available or are deemed not to reflect market value by the investment adviser are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

REPURCHASE AGREEMENTS—Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At November 30, 2006, the Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Portfolio	Amount

Money Market	$225,600
Ultra-Short Duration Government	115,200
Short Duration	15,800

		Interest	Maturity
Repurchase Agreements	Principal Amount	Rate	Date	Maturity Value

ABN Amro, Inc.	$500,000	5.31%	12/01/2006	$500,074
Banc of America Securities LLC	750,000	5.31	12/01/2006	750,110
Barclays Capital PLC	900,000	5.31	12/01/2006	900,133
Barclays Capital PLC	350,000	5.32	12/01/2006	350,052
Credit Suisse Securities (USA)	750,000	5.31	12/01/2006	750,110
Deutsche Bank Securities, Inc.	2,900,000	5.31	12/01/2006	2,900,428
Greenwich Capital Markets	300,000	5.31	12/01/2006	300,044
Merrill Lynch	500,000	5.31	12/01/2006	500,074
Morgan Stanley & Co.	650,000	5.31	12/01/2006	650,096
UBS Securities LLC	888,200	5.31	12/01/2006	888,331
UBS Securities LLC	125,000	5.33	12/01/2006	125,018
Wachovia Capital Markets	250,000	5.30	12/01/2006	250,037

TOTAL	$8,863,200			$8,864,507

At November 30, 2006, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 5.75%, due 12/01/2006 to 02/26/2016; Federal Home Loan Mortgage Association, 0.00% to 13.30%, due 01/01/2007 to 09/01/2036; Federal National Mortgage Association, 0.00% to 15.00%, due 02/01/2007 to 10/01/2046 and Government National Mortgage Association, 4.50% to 9.00%, due 10/15/2009 to 11/15/2036.
The aggregate market value of the collateral, including accrued interest, was $8,941,478.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Credit Unions

By (Signature and Title)*		/s/ CHARLES W. FILSON

Date	January 29, 2007	PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ CHARLES W. FILSON

Date	January 29, 2007	PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

By (Signature and Title)*		/s/ JOHN M. PERLOWSKI

Date	January 29, 2007	TREASURER/PRINCIPAL FINANCIAL OFFICER

* Print the name and title of each signing officer under his or her signature.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.